Innovator Equity Managed Floor ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 94.5%		Shares	Value
Advertising - 0.0% (a)
Trade Desk, Inc. - Class A (b)		160	$4,853

Aerospace/Defense - 2.4%
General Electric Co.		41,688	12,789,461
HEICO Corp.		10,038	3,321,675
HEICO Corp. - Class A		7,766	1,977,146
Lockheed Martin Corp.		13,148	8,338,725
Rocket Lab Corp. (b)		29,410	2,354,859
TransDigm Group, Inc.		3,871	5,526,007
			34,307,873

Airlines - 0.2%
Southwest Airlines Co.		52,688	2,503,734

Apparel - 0.2%
Deckers Outdoor Corp. (b)		21,693	2,588,843

Auto Manufacturers - 2.7%
Ford Motor Co.		347,089	4,817,595
General Motors Co. (c)		54,093	4,543,812
Tesla, Inc. (b)		67,009	28,841,344
			38,202,751

Banks - 5.1%
Bank of America Corp.		230,163	12,244,672
Citizens Financial Group, Inc.		93,482	5,887,496
First Citizens BancShares, Inc./NC - Class A		325	672,610
Goldman Sachs Group, Inc.		14,035	13,128,479
Huntington Bancshares, Inc./OH (c)		258,851	4,524,716
JPMorgan Chase & Co.		81,992	25,080,533
Morgan Stanley		28,373	5,186,584
Regions Financial Corp. (c)		198,655	5,661,668
			72,386,758

Beverages - 1.2%
Coca-Cola Co.		166,347	12,444,419
Constellation Brands, Inc. - Class A		29,951	4,693,322
			17,137,741

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (b)		4,722	1,596,319
Amgen, Inc.		20,397	6,973,326
Illumina, Inc. (b)		30,308	4,388,902
Royalty Pharma PLC - Class A		61,133	2,548,024
			15,506,571

Building Materials - 0.9%
Carlisle Cos., Inc. (c)		11,599	3,953,983
CRH PLC		24,705	3,024,139
Trane Technologies PLC		13,934	5,860,362
			12,838,484

Chemicals - 1.2%
Dow, Inc.		166,013	4,573,658
Linde PLC		17,045	7,789,054
PPG Industries, Inc.		48,885	5,652,572
			18,015,284

Commercial Services - 0.7%
Cintas Corp.		25,935	4,963,700
Toast, Inc. - Class A (b)		15,659	487,151
TransUnion		21,143	1,670,720
United Rentals, Inc.		3,501	2,737,992
			9,859,563

Computers - 7.7%
Amdocs Ltd.		9,273	759,830
Apple, Inc.		358,569	93,041,484
Dell Technologies, Inc. - Class C		21,637	2,476,138
International Business Machines Corp.		34,156	10,475,645
Okta, Inc. (b)		6,176	521,749
Pure Storage, Inc. - Class A (b)		70	4,868
Super Micro Computer, Inc. (b)(c)		29,768	866,546
Zscaler, Inc. (b)		7,037	1,407,470
			109,553,730

Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.		77,975	11,834,266

Distribution/Wholesale - 0.2%
Watsco, Inc. (c)		7,361	2,844,658

Diversified Financial Services - 3.9%
American Express Co.		20,072	7,068,756
Ares Management Corp. - Class A		10,471	1,567,194
Blue Owl Capital, Inc. - Class A (c)		152,092	2,074,535
Coinbase Global, Inc. - Class A (b)		11,674	2,273,395
Interactive Brokers Group, Inc. - Class A		43,724	3,274,053
LPL Financial Holdings, Inc.		2,397	873,706
Mastercard, Inc. - Class A		25,478	13,727,292
Nasdaq, Inc.		42,463	4,114,240
Rocket Cos., Inc. - Class A		87,819	1,574,595
T Rowe Price Group, Inc.		12,834	1,356,297
TPG, Inc.		18,638	1,097,965
Tradeweb Markets, Inc. - Class A		8,546	880,836
Visa, Inc. - Class A		48,641	15,654,133
			55,536,997

Electric - 2.4%
Alliant Energy Corp. (c)		42,467	2,799,000
Ameren Corp.		19,380	2,001,566
CenterPoint Energy, Inc.		97,444	3,867,552
CMS Energy Corp.		45,554	3,256,655
Consolidated Edison, Inc.		33,197	3,539,796
DTE Energy Co.		26,249	3,527,341
Entergy Corp.		54,058	5,183,622
Evergy, Inc.		30,926	2,372,952
Eversource Energy		62,539	4,323,321
PPL Corp.		98,827	3,582,479
			34,454,284

Electrical Components & Equipment - 0.3%
AMETEK, Inc.		16,984	3,804,076

Electronics - 0.5%
TE Connectivity PLC		25,477	5,675,766
Trimble, Inc. (b)		14,802	1,000,615
			6,676,381

Entertainment - 0.4%
DraftKings, Inc. - Class A (b)		64,859	1,784,271
Flutter Entertainment PLC (b)(c)		5,821	961,338
Live Nation Entertainment, Inc. (b)		16,334	2,375,780
Warner Music Group Corp. - Class A (c)		8,649	259,297
			5,380,686

Environmental Control - 0.6%
Republic Services, Inc.		20,844	4,483,336
Waste Management, Inc.		21,656	4,812,829
			9,296,165

Food - 0.3%
Hershey Co.		19,729	3,842,223

Healthcare-Products - 2.0%
Abbott Laboratories		62,650	6,847,645
GE HealthCare Technologies, Inc.		31,882	2,517,722
Intuitive Surgical, Inc. (b)		12,352	6,228,125
Natera, Inc. (b)(c)		3,430	792,810
Thermo Fisher Scientific, Inc.		12,504	7,234,939
West Pharmaceutical Services, Inc.		16,268	3,759,860
Zimmer Biomet Holdings, Inc.		20,651	1,798,083
			29,179,184

Healthcare-Services - 1.0%
HCA Healthcare, Inc.		7,874	3,844,638
Humana, Inc.		7,401	1,444,675
UnitedHealth Group, Inc.		31,432	9,018,784
			14,308,097

Household Products/Wares - 0.2%
Church & Dwight Co., Inc.		24,708	2,378,145

Insurance - 3.2%
Arch Capital Group Ltd. (b)		23,993	2,304,288
Berkshire Hathaway, Inc. - Class B (b)		38,016	18,267,829
Brown & Brown, Inc.		29,704	2,141,658
Hartford Insurance Group, Inc.		38,216	5,161,453
Loews Corp.		41,688	4,401,002
Markel Group, Inc. (b)		1,544	3,150,748
Principal Financial Group, Inc.		30,113	2,852,303
Prudential Financial, Inc.		41,199	4,577,621
W R Berkley Corp. (c)		47,198	3,236,839
			46,093,741

Internet - 14.9%
Alphabet, Inc. - Class A		136,061	45,988,618
Alphabet, Inc. - Class C		116,296	39,369,685
Amazon.com, Inc. (b)		237,120	56,742,816
AppLovin Corp. - Class A (b)		5,098	2,411,915
Booking Holdings, Inc.		885	4,426,628
Coupang, Inc. (b)		23,181	467,329
Expedia Group, Inc.		10,164	2,691,834
MercadoLibre, Inc. (b)		1,176	2,525,801
Meta Platforms, Inc. - Class A		55,209	39,557,248
Netflix, Inc. (b)		95,938	8,009,864
Pinterest, Inc. - Class A (b)		38,708	856,608
Reddit, Inc. - Class A (b)		3,175	572,357
Snap, Inc. - Class A (b)		70,646	489,577
Spotify Technology SA (b)		6,176	3,090,162
Uber Technologies, Inc. (b)		81,621	6,533,761
			213,734,203

Iron/Steel - 0.2%
Nucor Corp. (c)		12,568	2,233,585
Reliance, Inc.		4,129	1,360,505
			3,594,090

Machinery-Construction & Mining - 0.6%
GE Vernova, Inc.		9,871	7,169,998
Vertiv Holdings Co. - Class A		7,414	1,380,339
			8,550,337

Machinery-Diversified - 0.7%
Dover Corp.		22,562	4,546,017
Symbotic, Inc. (b)(c)		11,599	630,638
Westinghouse Air Brake Technologies Corp.		18,535	4,265,645
			9,442,300

Media - 0.4%
Walt Disney Co.		51,911	5,855,561

Mining - 0.5%
Anglogold Ashanti PLC		16,870	1,566,717
Freeport-McMoRan, Inc.		78,205	4,710,287
Southern Copper Corp. (c)		2,421	460,775
			6,737,779

Miscellaneous Manufacturing - 0.7%
3M Co.		46,485	7,119,643
Entegris, Inc.		27,090	3,198,516
			10,318,159

Oil & Gas - 2.3%
Chevron Corp.		56,905	10,066,495
ConocoPhillips		81,517	8,496,517
Exxon Mobil Corp.		106,596	15,072,674
			33,635,686

Oil & Gas Services - 0.3%
Halliburton Co.		146,935	4,925,261

Pharmaceuticals - 5.0%
AbbVie, Inc.		52,621	11,735,009
Cencora, Inc.		13,410	4,817,140
Eli Lilly & Co.		23,253	24,116,849
Johnson & Johnson		85,944	19,530,774
Merck & Co., Inc.		99,783	11,003,072
			71,202,844

Pipelines - 0.7%
Cheniere Energy, Inc.		10,870	2,299,222
Kinder Morgan, Inc.		223,152	6,803,905
Venture Global, Inc. - Class A (c)		160,591	1,573,792
			10,676,919

Retail - 4.8%
Carvana Co. (b)		3,290	1,319,652
Costco Wholesale Corp. (c)		14,092	13,250,003
Darden Restaurants, Inc. (c)		10,164	2,026,193
Ferguson Enterprises, Inc.		7,862	1,984,840
Home Depot, Inc.		33,996	12,734,562
Lowe's Cos., Inc.		26,262	7,013,530
McDonald's Corp.		32,442	10,219,230
Ross Stores, Inc.		22,388	4,223,496
Walmart, Inc.		133,861	15,948,200
			68,719,706

Semiconductors - 13.0%
Advanced Micro Devices, Inc. (b)		51,180	12,115,841
Astera Labs, Inc. (b)		19,202	2,892,205
Broadcom, Inc.		116,583	38,623,948
GLOBALFOUNDRIES, Inc. (b)		5,591	235,940
Lam Research Corp.		63,673	14,865,099
Marvell Technology, Inc.		41,075	3,241,639
NVIDIA Corp.		572,912	109,500,671
QUALCOMM, Inc.		29,449	4,464,174
			185,939,517

Software - 9.3%
Atlassian Corp. - Class A (b)		6,530	771,715
Bentley Systems, Inc. - Class B (c)		42,880	1,505,946
Broadridge Financial Solutions, Inc.		14,668	2,891,209
Cloudflare, Inc. - Class A (b)		11,607	2,058,501
CoreWeave, Inc. - Class A (b)(c)		2,661	247,979
Figma, Inc. - Class A (b)(c)		59,284	1,536,641
HubSpot, Inc. (b)		4,893	1,370,040
Intuit, Inc.		10,038	5,008,159
IonQ, Inc. (b)(c)		27,415	1,096,052
Microsoft Corp.		182,297	78,440,576
MongoDB, Inc. (b)		35	12,997
Oracle Corp.		41,938	6,902,156
Palantir Technologies, Inc. - Class A (b)		66,799	9,792,065
ROBLOX Corp. - Class A (b)		28,599	1,880,670
Salesforce, Inc.		24,231	5,143,999
Samsara, Inc. - Class A (b)(c)		8,891	249,393
Snowflake, Inc. - Class A (b)		17,801	3,430,253
SS&C Technologies Holdings, Inc.		23,932	1,959,791
Strategy, Inc. - Class A (b)(c)		12,444	1,862,991
Veeva Systems, Inc. - Class A (b)		7,065	1,440,695
Workday, Inc. - Class A (b)		10,876	1,910,152
Zoom Communications, Inc. - Class A (b)		36,919	3,400,240
			132,912,220

Telecommunications - 1.7%
AST SpaceMobile, Inc. (b)(c)		3,949	439,168
AT&T, Inc.		352,806	9,247,045
Cisco Systems, Inc.		166,756	13,060,330
Credo Technology Group Holding Ltd. (b)		9,916	1,242,277
			23,988,820

Transportation - 0.2%
Expeditors International of Washington, Inc.		14,743	2,366,841
TOTAL COMMON STOCKS (Cost $1,159,813,966)			1,351,135,331

PURCHASED OPTIONS - 1.4% (b)	Notional Amount	Contracts	Value
Put Options - 1.4%
State Street SPDR S&P 500 ETF Trust (d)(e)(f)
Expiration: 03/31/2026; Exercise Price: $500.00	343,147,923	4,959	352,089
Expiration: 06/30/2026; Exercise Price: $555.00	343,147,923	4,959	2,603,475
Expiration: 09/30/2026; Exercise Price: $598.00	343,147,923	4,959	6,888,051
Expiration: 12/31/2026; Exercise Price: $615.00	343,147,923	4,959	10,617,219
TOTAL PURCHASED OPTIONS (Cost $34,535,633)			20,460,834

REAL ESTATE INVESTMENT TRUSTS - 1.4%		Shares	Value
REITS - 1.4%
Essex Property Trust, Inc.		15,026	3,784,599
Invitation Homes, Inc.		135,181	3,613,388
Mid-America Apartment Communities, Inc.		29,737	3,993,679
Regency Centers Corp.		7,355	535,959
SBA Communications Corp.		20,300	3,737,433
Sun Communities, Inc.		30,622	3,902,161
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,846,822)			19,567,219

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (g)		50,010,672	50,010,672
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $50,010,672)			50,010,672

TOTAL INVESTMENTS - 100.8% (Cost $1,265,207,093)			1,441,174,056
Money Market Deposit Account - 2.8% (h)			39,991,534
Liabilities in Excess of Other Assets - (3.6)%			(51,205,725)
TOTAL NET ASSETS - 100.0%			$1,429,959,865

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $48,409,650.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Innovator Equity Managed Floor ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index (a)(b)
Expiration: 02/02/2026; Exercise Price: $6,995.00	$(456,588,174)	(658)	$(230,300)
Expiration: 02/06/2026; Exercise Price: $7,045.00	(457,282,077)	(659)	(655,705)
Expiration: 02/11/2026; Exercise Price: $7,110.00	(457,282,077)	(659)	(405,285)
TOTAL WRITTEN OPTIONS (Premiums received $2,724,860)			$(1,291,290)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator Equity Managed Floor ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,351,135,331	$–	$–	$1,351,135,331
Purchased Options	20,460,834	–	–	20,460,834
Real Estate Investment Trusts	19,567,219	–	–	19,567,219
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	50,010,672
Total Investments	$1,391,163,384	$–	$–	$1,441,174,056

Liabilities:
Investments:
Written Options	$(1,291,290)	$–	$–	$(1,291,290)
Total Investments	$(1,291,290)	$–	$–	$(1,291,290)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $50,010,672 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$1,351,135,331	94.5%
Purchased Options	20,460,834	1.4
Real Estate Investment Trusts	19,567,219	1.4
Written Options	(1,291,290)	(0.1)
Investments Purchased with Proceeds from Securities Lending	50,010,672	3.5
Money Market Deposit Account	39,991,534	2.8
Liabilities in Excess of Other Assets	(49,914,435)	(3.5)
	$1,429,959,865	100.0%